The Al Frank Fund

                                  ANNUAL REPORT
                                December 31, 1998




                                The Al Frank Fund
                           465 Forest Avenue, Suite I
                             Laguna Beach, CA 92651
                      (888) 263-6443 (Shareholder Services)
                           (877) 654-1325 (Daily NAV)

                                                 Al Frank Asset Management, Inc.
                                             Publisher of The Prudent Speculator
                                           P.O. Box 1438, Laguna Beach, CA 92652
                                            Phone 949-497-7657  Fax 949-497-7658

Dear Fund Shareholder,


     As we move into our second year of existence, I am reminded that I had said it would take the Fund a year or two to develop. I meant by that several things, such as taking time to acquire enough shareholders to qualify for listing in the open end fund sections of newspapers and magazines. I also meant that our strategy of buying undervalued, out-of-favor stocks often takes a year or two to be recognized by a substantial portion of stock market participants as bargains worth buying. Happily, the beginning of 1998 started off strong, even for our stocks, so that the Fund rose 18.3% by 4/23/98. Then, as most of you know, the small cap bargain stocks as well as the general market had selloffs and downtrending prices. After the market's "bottom" around 10/9/98, the majority of stocks continued to trade in a sideways to downward range despite the renewed advances by the big blue chip stocks and those involved in the internet madness. So much for background.

     With the rally from 10/9/98 through most of January 1999, the Fund was able to recoup all of its unrealized losses and once again trade above its initial $10.00 per share. The Fund closed at $10.13 on January 11, 1999. Alas, another wave of selling, stimulated by volatile readjustments to the internet and high momentum stocks, brought the whole market down on average, including many of the Fund's shares. By February 12, 1999, the Fund's NAV was $9.06 per share. There were some redemptions and new purchases dried up. Thus, one of the banes of an open end fund is that as the market declines and the bargains become bigger, open end mutual Funds are often constrained from making purchases and sometimes are required to sell to meet redemptions. So far our redemptions have been modest.

     Now, we believe that we are well positioned for the balance of 1999 and beyond. Our Fund contains a widely diversified number of positions that are poised to participate in the improving markets of 1999 and 2000. We have sold a few positions that have reached fair value and replaced them with some very undervalued stocks of very good companies. We are on the threshold of the effectiveness that has been demonstrated over the past 22 years with selections in our investment advisory letter, The Prudent Speculator. Casually reviewing performance percentages in other areas while describing Fund activities is not permitted, lest an unsophisticated investor is led to believe that the Fund could or would do as well. Past performance, especially in other activities, is no guarantee of future performance or even profitability. Interestingly enough, that statement cuts two ways. The fact that the Fund had a poor first year is no guarantee that it will have a poor second or third year.

     Although we do not see the Fund as a "trading vehicle" because of our long-term orientation, that does not mean one should avoid averaging down or up in the purchase of additional shares, which may later be redeemed when the extreme likelihood of a severe market correction seems imminent. As mentioned before, we are not limited to buying any category or market capitalization stock. We look forward to picking up some large cap stocks when their valuation makes them an undervalued bargain. Recent rotational buying in the stock market, e.g., some of the so-called cyclical stocks which had been out of favor, augurs well for the small capitalization stock as well.

     As part of our effort to continue to reduce Fund expenses, we are working to enhance our website (alfrank.com), where the Net Asset Value (NAV) is posted on a daily basis and we have established a new toll-free phone number (877-654-1325) that will report the daily NAV for those without internet access. Shareholders who have questions regarding their accounts and would like to speak to a shareholder services representative may continue to dial 888-263-6443, but we urge those who are only interested in obtaining the day's NAV to dial the new phone number as it will save the Fund, and ultimately the Fund's shareholders, as much as $1.00 a phone call.

Faithfully yours,

/s/
Al Frank

Total return for the Fund from inception on January 2, 1998 through December 31, 1998 was -9.30%.

                               THE AL FRANK FUND

Comparison of the change in value of a $10,000 investment in The Al Frank Fund versus the Russell 2000 Index , the Wilshire 5000 Equity Index and the S & P/Barra Value Index.

Fund Total return from
commencement of operations
on January 2, 1998 to
December 31, 1998....(9.30%)

               The Al Frank      Russell 2000      Wilshire 5000      S&P/Barra
                  Fund               Index         Equity Index      Value Index
2-Jan-98        $10,000            $10,000            $10,000          $10,000
31-Jan-98       $10,110             $9,841            $10,046           $9,877
28-Feb-98       $10,890            $10,568            $10,762          $10,618
31-Mar-98       $11,190            $10,999            $11,287          $11,156
30-Apr-98       $11,590            $11,050            $11,410          $11,288
31-May-98       $10,570            $10,448            $11,093          $11,447
30-Jun-98        $9,830            $10,695            $11,468          $11,534
31-Jul-98        $8,930             $9,605            $11,207          $11,284
31-Aug-98        $6,980             $7,733             $9,449           $9,469
30-Sep-98        $7,620             $8,320            $10,052          $10,045
31-Oct-98        $8,440             $8,653            $10,789          $10,831
30-Nov-98        $9,170             $9,101            $11,454          $11,396
31-Dec-98        $9,070             $9,655            $12,172          $11,796


Past performance is not predictive of future performance.

The Wilshire 5000 Equity Index tracks the performance of all equity securities issued by the U.S. head-quartered companies regardless of exchange. As of 12/98, the index was comprised of 7,234 companies. The valuation calculation for the Wilshire 5000 Equity Index is for the period December 31, 1997 through December 31, 1998.

The Russell 2000 Index is a widely regarded small cap index of the 2,000 smallest securities of the Russell 3000 Index which is comprised of the 3,000 largest U.S. securities as determined by total market capitalization.

The S&P/Barra Value Index is an unmanaged capitalization-weighted index that contains approximately 50% of the stocks in the S&P 500 with lower price-to-book ratios.

SCHEDULE OF INVESTMENTS at December 31, 1998
----------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 102.2%                                             Market Value
----------------------------------------------------------------------------------------------------
                     Aerospace/Defense-Equipment: 1.3%
      11,000         Allied Research Corporation*..................................         $ 90,750
                                                                                        ------------

                     Airlines: 2.5%
         600         AMR Corporation*..............................................           35,625
       1,657         KLM Royal Dutch Airlines......................................           49,710
       1,500         UAL Corporation*..............................................           89,531
                                                                                        ------------
                                                                                             174,866
                                                                                        ------------
                     Apparel Manufacturers: 1.1%
       2,200         Fruit of the Loom, Inc. Class A*..............................           30,387
       1,700         St. John Knits, Inc...........................................           44,200
                                                                                        ------------
                                                                                              74,587
                                                                                        ------------
                     Applications Software: 1.3%
      10,000         American Software, Inc. Class A*..............................           21,562
       2,200         Project Software & Development, Inc.*.........................           72,463
                                                                                        ------------
                                                                                              94,025
                                                                                        ------------
                     Athletic Equipment: 1.3%
      37,213         First Team Sports, Inc.*......................................           52,331
       6,430         Saucony, Inc. Class B*........................................           39,384
                                                                                        ------------
                                                                                              91,715
                                                                                        ------------
                     Athletic Footwear: 0.4%
       1,800         Reebok International Ltd.*....................................           26,775
                                                                                        ------------

                     Auto-Cars/Light Trucks: 0.5%
         374         DaimlerChrysler Corporation...................................           35,927
                                                                                        ------------

                     Auto/Truck Parts and Equipment: 3.2%
       3,400         Excel Industries, Inc.........................................           59,500
       1,800         Meritor Automotive, Inc.......................................           38,137
       7,200         OEA, Inc......................................................           85,050
       6,000         TBC Corporation*..............................................           42,187
                                                                                        ------------
                                                                                             224,874
                                                                                        ------------
                     Building and Construction Products-Miscellaneous: 0.3%
       1,203         Patrick Industries, Inc.......................................           18,722
                                                                                        ------------
See accompanying Notes to Financial Statements.

                     Building-Mobile Home/Manufactured Houses: 2.0%
       2,900         Cavalier Homes, Inc...........................................         $ 32,988
       2,100         Oakwood Homes Corporation.....................................           31,894
      17,000         SMC Corporation*..............................................           79,688
                                                                                        ------------
                                                                                             144,570
                                                                                        ------------
                     Building-Maintenance and Service: 1.3%
      14,500         C.H. Heist Corp.*.............................................           94,250
                                                                                        ------------

                     Building-Residential/Commercial: 0.7%
       3,500         Standard Pacific Corp.........................................           49,437
                                                                                        ------------

                     Capacitors: 2.4%
      40,000         Aerovox Incorporated*.........................................           87,500
       7,100         Kemet Corporation*............................................           81,206
                                                                                        ------------
                                                                                             168,706
                                                                                        ------------
                     Chemicals-Plastics: 0.2%
       1,600         Wellman, Inc..................................................           16,300
                                                                                        ------------

                     Circuits: 2.4%
       3,000         Hadco Corporation*............................................          104,813
      10,000         Integrated Device Technology, Inc.*...........................           61,094
                                                                                        ------------
                                                                                             165,907
                                                                                        ------------
                     Circuit Boards: 0.5%
      10,000         Circuit Systems, Inc.*........................................           37,500
                                                                                        ------------

                     Communications Software: 0.5%
       3,100         Digi International Inc.*......................................           34,488
                                                                                        ------------

                     Computer Software: 0.3%
       1,250         Software Spectrum, Inc.*......................................           20,078
                                                                                        ------------

                     Computers-Memory Devices: 7.2%
      13,734         Applied Magnetics Corporation*................................           84,979
       2,400         Dataram Corporation*..........................................           22,800


See accompanying Notes to Financial Statements.

                     Computers-Memory Devices, continued
       4,400         Exabyte Corporation*..........................................         $ 23,787
         800         Quantum Corporation*..........................................           16,975
       9,777         Read-Rite Corporation*........................................          144,516
       3,500         Seagate Technology, Inc.*.....................................          105,875
       7,200         Western Digital Corporation*..................................          108,450
                                                                                        ------------
                                                                                             507,382
                                                                                        ------------
                     Computers-Micro: 0.8%
       4,500         Sequent Computer Systems, Inc.*...............................           54,141
                                                                                        ------------

                     Computers-Peripheral Equipment: 6.9%
      19,390         ESS Technology*...............................................           97,556
       4,000         MicroTouch Systems, Inc.*.....................................           53,125
       3,000         S3 Incorporated*..............................................           22,078
       8,700         SMART Modular Technologies, Inc.*.............................          240,881
      18,475         Trident Microsystems, Inc.*...................................           75,055
                                                                                        ------------
                                                                                             488,695
                                                                                        ------------
                     Consulting-Services: 0.1%
         600         Right Management Consultants, Inc.*...........................            8,737
                                                                                        ------------

                     Consumer Products-Miscellaneous: 0.6%
      12,000         THT Inc.*.....................................................           40,500
                                                                                        ------------

                     Diamonds/Precious Stones: 0.5%
       2,500         Debeers Consolidated Mines Ltd. ADR...........................           31,797
                                                                                        ------------

                     Disposable Medical Products: 1.3%
      13,774         Utah Medical Products, Inc.*..................................           90,392
                                                                                        ------------

                     Distribution/Wholesale: 0.5%
       3,400         Allou Health & Beauty Care, Inc.*.............................           36,550
                                                                                        ------------

                     Diversified Operator/Commercial Service: 1.4%
      15,300         McRae Industries, Inc. Class A................................           95,625
                                                                                        ------------

See accompanying Notes to Financial Statements.

                     Electric Products-Miscellaneous: 1.6%
       6,450         Kulicke & Soffa Industries, Inc.*.............................        $ 114,084
                                                                                        ------------

                     Electronic Components-Miscellaneous: 1.4%
       8,289         Nam Tai Electronics, Inc......................................           95,842
                                                                                        ------------

                     Electronic Components-Semiconductor: 8.4%
       1,100         Applied Materials, Inc.*......................................           46,991
       7,000         Atmel Corporation*............................................          106,969
       6,500         Elantec Semiconductor, Inc.*..................................           23,969
       1,500         Electroglas, Inc.*............................................           17,531
       3,500         International Rectifier Corporation*..........................           34,125
       3,800         Lam Research Corporation*.....................................           68,044
       7,650         National Semiconductor Corporation*...........................          103,275
       6,500         Silicon Valley Group, Inc.*...................................           82,672
       4,983         Siliconix Incorporated*.......................................          107,134
                                                                                        ------------
                                                                                             590,710
                                                                                        ------------
                     Electronic Measuring Instruments: 2.4%
       3,950         Cohu, Inc.....................................................           87,641
       5,000         DSP Technology Inc.*..........................................           35,469
       3,000         Vishay Intertechnology, Inc.*.................................           43,500
                                                                                        ------------
                                                                                             166,610
                                                                                        ------------
                     Electronic Security Devices: 0.4%
       3,800         Vicon Industries, Inc.*.......................................           28,025
                                                                                        ------------

                     Finance-Investment Bankers/Brokers: 0.9%
         750         Lehman Brothers Holdings Inc..................................           33,047
         800         The Bear Stearns Companies Inc................................           29,900
                                                                                        ------------
                                                                                              62,947
                                                                                        ------------
                     Finance-Leasing Companies: 0.8%
      20,800         Prime Capital Corporation*....................................           53,950
                                                                                        ------------

                     Finance-Mortgage Loan/Banker: 1.2%
      10,000         Aames Financial Corporation...................................           31,875
         819         First Union Corporation.......................................           49,805
                                                                                        ------------
                                                                                              81,680
                                                                                        ------------

See accompanying Notes to Financial Statements.

                     Footwear and Related Apparel: 1.0%
       2,500         R.G. Barry Corporation*.......................................         $ 27,500
       1,000         The Timberland Company*.......................................           45,562
                                                                                        ------------
                                                                                              73,062
                                                                                        ------------

                     Golf: 0.8%
       2,200         Callaway Golf Company.........................................           22,550
       3,600         Coastcast Corporation*........................................           31,500
                                                                                        ------------
                                                                                              54,050
                                                                                        ------------

                     Industrial Automated/Robot: 1.3%
       3,450         PRI Automation, Inc.*.........................................           89,053
                                                                                        ------------

                     Leisure and Recreation Products: 0.7%
       2,000         Brunswick Corporation.........................................           49,500
                                                                                        ------------

                     Life / Health Insurance: 0.9%
       2,153         Conseco, Inc..................................................           65,801
                                                                                        ------------

                     Medical-Hospitals: 0.4%
       2,000         Integrated Health Services, Inc.*.............................           28,250
                                                                                        ------------

                     Medical Information Systems: 0.6%
      10,000         HCIA Inc.*....................................................           43,125
                                                                                        ------------

                     Medical Instruments: 0.9%
       2,500         Empi, Inc.*...................................................           62,969
                                                                                        ------------

                     Medical Laser Systems: 0.2%
       3,800         Summit Technology, Inc.*......................................           16,625
                                                                                        ------------

                     Medical-Nursing Homes: 0.3%
       2,700         Genesis Health Ventures, Inc.*................................           23,625
                                                                                        ------------

                     Medical Products: 0.4%
       9,000         BioSource International, Inc.*................................           26,578
                                                                                        ------------


See accompanying Notes to Financial Statements.

                     Metal-Diversified: 2.2%
       5,100         ASARCO Incorporated...........................................         $ 76,819
       7,487         Cyprus Amax Minerals Company..................................           74,870
                                                                                        ------------
                                                                                             151,689
                                                                                        ------------
                     Metal Processors and Fabrication: 0.4%
       2,500         SIFCO Industries, Inc.........................................           31,094
                                                                                        ------------

                     Miscellaneous Manufacturing: 0.5%
       1,000         Trinity Industries, Inc.......................................           38,500
                                                                                        ------------

                     Money Center Banks: 0.7%
         600         Bankers Trust Corporation.....................................           51,263
                                                                                        ------------

                     Network Software: 1.3%
      50,000         Netmanage, Inc.*..............................................           92,969
                                                                                        ------------

                     Networking Products: 6.3%
       2,150         3Com Corporation*.............................................           96,414
       6,500         Adaptec, Inc.*................................................          113,953
       2,000         Bel Fuse Inc. Class B.........................................           68,625
       9,500         Cabletron Systems, Inc.*......................................           79,562
       2,500         Standard Microsystems Corporation*............................           19,297
      16,510         Zoom Telephonics, Inc.*.......................................           67,072
                                                                                        ------------
                                                                                             444,923
                                                                                        ------------
                     Oil and Gas Drilling: 0.3%
       2,300         Global Marine Inc.*...........................................           21,131
                                                                                        ------------

                     Oil-Field Services: 0.6%
       3,000         Oceaneering International, Inc.*..............................           45,000
                                                                                        ------------

                     Oil Refining and Market: 0.4%
       2,700         Giant Industries, Inc.........................................           25,313
                                                                                        ------------

                     Paper and Related Products: 0.7%
       5,650         Pope & Talbot Inc.............................................           47,319
                                                                                        ------------


See accompanying Notes to Financial Statements.

                     Physical Therapy/Rehabilitation Centers: 0.7%
       3,300         HEALTHSOUTH Corporation*......................................         $ 50,944
                                                                                        ------------

                     Property/Casualty Insurance: 0.4%
       2,200         Frontier Insurance Group, Inc.................................           28,325
                                                                                        ------------

                     REITS-Mortgage: 0.2%
       4,000         Capstead Mortgage Corporation.................................           16,500
                                                                                        ------------

                     Restaurants: 0.4%
       3,500         Landry's Seafood Restaurants, Inc.*...........................           25,867
                                                                                        ------------

                     Retail-Apparel/Shoe: 6.1%
       2,800         Gadzooks, Inc.*...............................................           21,875
      71,800         One Price Clothing Stores, Inc.*..............................          354,512
       3,000         Syms Corp.*...................................................           27,000
       4,000         The Gymboree Corporation*.....................................           25,375
                                                                                        ------------
                                                                                             428,762
                                                                                        ------------
                     Retail-Miscellaneous/Diversified: 1.4%
      26,230         Tandycrafts, Inc.*............................................           96,723
                                                                                        ------------

                     Rubber and Plastics: 2.2%
      15,705         Applied Extrusion Technology, Inc.*...........................          127,603
       6,000         The Lamson & Sessions Co.*....................................           30,750
                                                                                        ------------
                                                                                             158,353
                                                                                        ------------
                     S&L/Thrifts-Western US: 0.5%
       2,200         Golden State Bancorp Inc.*....................................           36,575
                                                                                        ------------

                     Shipbuilding: 0.2%
       3,400         Halter Marine Group, Inc.*....................................           16,575
                                                                                        ------------

                     Steel Pipe and Tube: 0.6%
       7,500         Maverick Tube Corporation*....................................           41,836
                                                                                        ------------


See accompanying Notes to Financial Statements.

                     Steel-Producers: 2.5%
       3,700         Bethlehem Steel Corporation*..................................         $ 30,987
         351         Inland Steel Industries, Inc..................................            5,923
       9,046         Rouge Industries Inc. Class A.................................           79,152
      10,477         The LTV Corporation...........................................           60,898
                                                                                        ------------
                                                                                             176,960
                                                                                        ------------
                     Sugar: 1.5%
      13,000         Imperial Holly Corporation....................................          105,625
                                                                                        ------------

                     Telecommunications Equipment: 1.0%
       5,000         Advanced Fibre Communications, Inc.*..........................           54,688
       8,000         RF Industries, Ltd.*..........................................           15,500
                                                                                        ------------
                                                                                              70,188
                                                                                        ------------
                     Textile-Home Furnishings: 0.4%
       4,961         Conso Products Company*.......................................           29,456
                                                                                        ------------

                     Textile Products: 0.6%
       5,000         The Dixie Group, Inc..........................................           40,000
                                                                                        ------------

                     Tobacco: 1.9%
       4,500         RJR Nabisco Holdings Corporation..............................          133,594
                                                                                        ------------

                     Tools-Hand Held: 1.0%
       7,000         P&F Industries, Inc. Class A*.................................           69,562
                                                                                        ------------

                     Transport-Marine: 0.8%
       1,200         Sea Containers Limited Class A................................           35,925
       1,900         Stolt-Nielsen S.A. ADR........................................           19,356
                                                                                        ------------
                                                                                              55,281
                                                                                        ------------
                     Wireless Equipment: 0.3%
       5,000         Glenayre Technologies, Inc.*..................................           22,031
                                                                                        ------------

                     Total Investments in Securities (cost $7,990,024+): 102.2% ...        7,196,140
                     Liabilities in excess of Other Assets: (2.2%).................         (154,173)
                                                                                        ------------

See accompanying Notes to Financial Statements.

                     Total Net Assets: 100.0% .....................................       $7,041,967
                                                                                        ------------
*Non-income producing security.

+At December 31, 1998, the cost of securities for Federal tax purposes was the same as the basis for financial reporting. Gross unrealized appreciation and depreciation of securities were as follows:

                     Gross unrealized appreciation.................................        $ 938,073
                     Gross unrealized depreciation.................................       (1,731,957)
                                                                                        ------------
                           Net unrealized depreciation.............................       $ (793,884)

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at December 31, 1998
-----------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (identified cost $7,990,024) ............       $7,196,140
      Receivables:
            Dividends..............................................................            4,731
      Deferred organization costs..................................................           28,038
      Prepaid expenses.............................................................           23,419
                                                                                        ------------
                  Total assets ....................................................        7,252,328
                                                                                        ------------

LIABILITIES
      Payables:
            Administration fees....................................................            2,548
            Due to Advisor.........................................................              805
            Fund shares repurchased................................................          123,617
            Loan payable (Note 6)..................................................           72,636
      Accrued expenses.............................................................           10,755
                                                                                        ------------
                  Total liabilities................................................          210,361
                                                                                        ------------

NET ASSETS                                                                                $7,041,967
                                                                                        ============

      Net asset value, offering and redemption* price per share
            ($7,041,967/776,417 shares outstanding;
            unlimited number of shares (par value $.01) authorized) ...............            $9.07
                                                                                        ============

COMPONENTS OF NET ASSETS
      Paid-in capital .............................................................       $7,967,285
      Accumulated net investment loss..............................................          (64,518)
      Accumulated net realized loss on investments.................................          (66,916)
      Net unrealized depreciation on investments...................................         (793,884)
                                                                                        ------------
            Net assets ............................................................       $7,041,967
                                                                                        ============


*Redemption of shares held less than 6 months are subject to a 2% redemption fee payable to the Fund.

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Period from January 2, 1998* through December 31, 1998
-----------------------------------------------------------------------------------------------------

INVESTMENT INCOME
      Income
            Dividends..............................................................         $ 39,776
            Interest...............................................................            8,563
-----------------------------------------------------------------------------------------------------
                  Total income.....................................................           48,339
-----------------------------------------------------------------------------------------------------

      Expenses
            Advisory fee (Note 3)..................................................           50,113
            Administration fee (Note 3)............................................           29,835
            Custodian and accounting fees..........................................           23,295
            Transfer agent fees....................................................           20,135
            Professional fees......................................................           15,667
            Distribution fees (Note 4).............................................           12,528
            Registration fees......................................................            8,604
            Reports to shareholders................................................            7,962
            Amortization of deferred organization costs............................            6,962
            Trustees' fees.........................................................            5,173
            Other .................................................................            3,979
            Insurance expense......................................................            2,490
            Interest expense (Note 6)..............................................            1,360
-----------------------------------------------------------------------------------------------------
                  Total expenses...................................................          188,103
                  Less, advisory fee waiver and absorption (Note 3)................          (75,246)
-----------------------------------------------------------------------------------------------------
                  Net expenses.....................................................          112,857
-----------------------------------------------------------------------------------------------------
                        Net investment loss .......................................          (64,518)
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
            Net realized loss from security transactions...........................          (66,916)
            Net change in unrealized depreciation on investments...................         (793,884)
-----------------------------------------------------------------------------------------------------
                  Net realized and unrealized loss on investments..................         (860,800)
-----------------------------------------------------------------------------------------------------
                        Net Decrease in Net Assets Resulting from Operations ......       $ (925,318)
                                                                                        ============


*Commencement of operations.


See accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------
                                                                                   January 2, 1998*
                                                                                        through
                                                                                   December 31, 1998
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN ASSETS FROM
OPERATIONS
Net investment loss................................................................     $ (64,518)
Net realized loss from security transactions.......................................       (66,916)
Net change in unrealized depreciation on investments...............................      (793,884)
                                                                                       -----------
      Net decrease in net assets resulting from operations ........................      (925,318)
                                                                                       -----------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a).......      7,967,285
                                                                                       -----------
      Total increase in net assets ................................................     $7,041,967
                                                                                       ===========

NET ASSETS
Beginning of period................................................................           -0-
                                                                                       -----------
End of period .....................................................................     $7,041,967
                                                                                       ===========

(a) A summary of capital shares transactions is as follows:

                                                                         January 2, 1998*
                                                                              through
                                                                         December 31, 1998
                                                                    ----------------------------

                                                                      Shares     Paid in Capital
                                                                    ----------------------------
      Shares sold...................................................  919,730      $9,297,418
      Shares redeemed............................................... (143,313)     (1,330,133)
                                                                    ----------     ------------
      Net increase..................................................  776,417      $7,967,285
                                                                    ==========     =============

*Commencement of operations.


FINANCIAL HIGHLIGHTS - For a capital share outstanding throughout the period
--------------------------------------------------------------------------------
                                                               January 2, 1998*
                                                                    through
                                                               December 31, 1998
--------------------------------------------------------------------------------

Net asset value, beginning of period...........................     $10.00
Income from investment operations:
      Net investment loss......................................      (0.08)
      Net realized and unrealized loss on investments..........      (0.85)
--------------------------------------------------------------------------------
Total from investment operations...............................      (0.93)
--------------------------------------------------------------------------------

Net asset value, end of period.................................     $ 9.07
================================================================================

Total return...................................................      (9.30%)++

Ratios/supplemental data:
Net assets, end of period (000)................................     $7,042

Ratio of expenses to average net assets:
      Before expense reimbursement.............................       3.74%+
      After expense reimbursement..............................       2.25%+

Ratio of net investment loss to average net assets:
      After expense reimbursement..............................      (1.28%)+

Portfolio turnover rate........................................       5.82%

*Commencement of operations.

+Annualized.

++Not annualized.

NOTES TO FINANCIAL STATEMENTS at December 31, 1998
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The Al Frank Fund (the "Fund") is a series of shares of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operations on January 2, 1998. The investment objective of the Fund is to seek growth of capital. The Fund seeks to achieve its objective by investing in out-of-favor and undervalued equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. Security Valuation. The Fund's investments are carried at fair value. Securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

     B. Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. Security Transactions, Dividends and Distributions. Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined on the identified cost basis.

     D. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the period ended December 31, 1998, Al Frank Asset Management, Inc. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the period ended December 31, 1998, the Fund incurred $50,113 in Advisory fees.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.25% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the period ended December 31, 1998, the Advisor reduced its fees and absorbed Fund expenses in the amount of $75,246; no amounts were reimbursed to the Advisor.

     Investment Company Administration, LLC (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the annual rate of 0.20% of average daily net assets, subject to a minimum fee of $30,000 annually.

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION COSTS

     The Trust has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Advisor, acting as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Distribution Coordinator as a reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. During the period ended December 31, 1998, the Fund paid the Distribution Coordinator $12,528.

NOTE 5 - SECURITIES TRANSACTIONS

     For the period ended December 31, 1998, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $8,331,639 and $274,700, respectively.

NOTE 6 - Line of Credit

     At December 31, 1998, the Fund has established an uncommitted line of credit agreement in the amount of $750,000 with Star Bank, N.A., the Fund's custodian bank. The current annual interest rate on any borrowing under the agreement is equal to the Broker Call Rate, plus 0.50%, payable monthly, in arrears. The purpose of the agreement is to either meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities from the Fund's portfolio, or for leverage purposes. Borrowing money by the Fund involves special risk considerations that are more fully outlined in the Fund's prospectus. At December 31, 1998, the Fund has borrowed $72,636 under the agreement.

                          INDEPENDENT AUDITOR'S REPORT

The Board of Trustees and Shareholders
The Al Frank Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of The Al Frank Fund, series of Advisors Series Trust, as of December 31, 1998, and the related statements of operations, changes in net assets, and the financial highlights for the period indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of The Al Frank Fund, series of Advisors Series Trust, as of December 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with generally accepted accounting principles.



/s/
MCGLADREY & PULLEN, LLP
New York, New York
January 29, 1999

                                     Advisor

                         Al Frank Asset Management, Inc.
                           465 Forest Avenue, Suite I
                         Laguna Beach, California 92651
                                 www.alfrank.com


                                    Auditors

                             McGladrey & Pullen, LLP
                           555 Fifth Avenue, 8th Floor
                             New York, NY 10017-2416


                                   Distributor

                          First Fund Distributors, Inc.
                       4455 E. Camelback Road, Suite 261-E
                             Phoenix, Arizona 85018


                                    Custodian

                                 Star Bank, N.A.
                           425 Walnut Street, M/L 6118
                             Cincinnati, Ohio 45202


                                 Transfer Agent

                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                            Hauppauge, New York 11788


                                  Legal Counsel

                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                        San Francisco, California 94104